Organization And Description Of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Organization And Description Of Business [Abstract]
Organization And Description Of Business

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

Zayo Group, LLC, a Delaware Limited Liability Company, formerly CII Holdco, Inc., and, prior to that, Zayo Bandwidth, Inc., was formed on May 4, 2007, and is the operating parent company of a number of subsidiaries engaged in telecommunication and Internet infrastructure services. Zayo Group, LLC and its subsidiaries are collectively referred to as "Zayo Group" or the "Company." Headquartered in Louisville, Colorado, the Company operates an integrated metropolitan and nationwide fiber optic infrastructure to offer:

•	Dark and lit bandwidth infrastructure services on metro, regional and national fiber networks.

•	Colocation and interconnection services.

Zayo Group, LLC is wholly owned by Zayo Group Holdings, Inc., ("Holdings") which in turn is wholly-owned by Communications Infrastructure Investments, LLC ("CII").

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

Zayo Group, LLC, a Delaware Limited Liability Company, formerly CII Holdco, Inc., and, prior to that, Zayo Bandwidth, Inc., was formed on May 4, 2007, and is the operating parent company of a number of subsidiaries engaged in telecommunication and internet infrastructure services. Zayo Group, LLC and its subsidiaries are collectively referred to as "Zayo Group" or the "Company." Headquartered in Louisville, Colorado, the Company operates an integrated metropolitan and nationwide fiber optic infrastructure to offer:

•	Dark and lit bandwidth infrastructure services on metro and regional fiber networks.

•	Colocation and interconnection services.

Zayo Group, LLC is wholly owned by Zayo Group Holdings, Inc., ("Holdings") which in turn is wholly-owned by Communications Infrastructure Investments, LLC ("CII").